Net charges related to Ukraine Conflict - Net recoveries (charges) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict	$ 0	$ (13,964)	$ (22,749)	$ (28,072)
Net recoveries of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict	0	(13,000)	(23,000)	(15,000)
Letters of credit receipts and other collections
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict	$ 0	$ (1,000)	$ 0	$ (13,000)